Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2014
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2014
Prospectus Date	rr_ProspectusDate	Jul. 03, 2013
AdvisorShares Athena International Bear ETF (Prospectus Summary) | AdvisorShares Athena International Bear ETF | AdvisorShares Athena International Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGI